Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 437,814	$ 398,563	$ 521,671